Note 11 - Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 11 - Commitments and Contingencies (Details) [Line Items]
Operating Leases, Rent Expense	$ 285,000	$ 294,000
Principal Executive And Administrative Offices [Member]
Note 11 - Commitments and Contingencies (Details) [Line Items]
Area of Real Estate Property (in Square Feet)	9,076
Rent Per Month	$ 29,000